Contingent Liabilities - Additional Information (Detail) - Pilot trainees [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Guarantees provided on personal bank loans	¥ 696,000	¥ 696,000
Personal bank loans drawn under guarantees	221,000	275,000
Amount paid to banks due to default of payments	¥ 0	¥ 0